UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C. 20549
                                         FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2009

Check here if Amendment    [ ]; Amendment Number:

  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       BAM Offshore Management, LLC
Address:    44 Wall Street, Suite 1603
            New York, NY  10005

Form 13F File Number:  028-13505


     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Hal Mintz
Title:      Managing Member
Phone:      (646) 307-4503

Signature, Place, and Date of Signing:

    /s/ Hal Mintz                   New York, NY            May 15, 2009
    ______________________    _________________________   ___________________
        (Signature]                 [City, State]          [Date]

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:             116

Form 13F Information Table Value Total:          $45,430 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Name                           Form 13F File Number

1.      Ross Berman                    028-13503
2.      Hal Mintz                      028-13502

                                               FORM 13F INFORMATION TABLE
                                           1ST QUARTER ENDING MARCH 31, 2009

COLUMN 1                     COLUMN 2       COLUMN 3  COLUMN 4   COLUMN 5        COLUMN 6    COLUMN 7    COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP   VALUE     SHRS OR SH/  PUT/  INVESTMENT    OTHER       SOLE   SHARED  NONE
                                                     (X$1000)   PRN AMT PRN CALL   DIRECTION   MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN CORP       COM           03073E105    705      21,600 SH         DEFINED       1,2          21,600
ABBOTT LABORATORIES          COM           002824100  2,003      42,000 SH         DEFINED       1,2          42,000
AMAG PHARMACEUTICALS INC     COM           00163U106  1,497      40,700 SH         DEFINED       1,2          40,700
ANADARKO PETROLEUM CORP      COM           032511107    883      22,700 SH         DEFINED       1,2          22,700
BANK OF AMERICA CORP         COM           060505104  4,563     669,000 SH         DEFINED       1,2         669,000
BAIDU INC - SPON ADR         COM           056752108    265       1,500 SH         DEFINED       1,2           1,500
CA INC                       COM           12673P105    578      32,800 SH         DEFINED       1,2          32,800
DATA DOMAIN INC              COM           23767P109    352      28,000 SH         DEFINED       1,2          28,000
DANAHER CORP                 COM           235851102  1,019      18,800 SH         DEFINED       1,2          18,800
ELAN CORP PLC -SPONS ADR     COM           284131208    188      28,300 SH         DEFINED       1,2          28,300
ELECTRONIC ARTS INC          COM           285512109    328      18,050 SH         DEFINED       1,2          18,050
FRONTLINE LTD                COM           G3682E127    130       7,500 SH         DEFINED       1,2           7,500
SPDR GOLD TRUST              COM           78463V107  2,257      25,000 SH         DEFINED       1,2          25,000
SUN MICROSYSTEMS INC         COM           866810203    183      25,000 SH         DEFINED       1,2          25,000
ALTRIA GROUP INC             COM           02209S103  2,940     183,500 SH         DEFINED       1,2         183,500
MORGAN STANLEY               COM           617446448    505      22,200 SH         DEFINED       1,2          22,200
PULTE HOMES INC              COM           745867101    259      23,700 SH         DEFINED       1,2          23,700
SEPRACOR INC                 COM           817315104    542      37,000 SH         DEFINED       1,2          37,000
SCHLUMBERGER LTD             COM           806857108    910      22,400 SH         DEFINED       1,2          22,400
SUNCOR ENERGY INC            COM           867229106    111       5,000 SH         DEFINED       1,2           5,000
AT&T INC                     COM           00206R102  2,480      98,400 SH         DEFINED       1,2          98,400
MOLSON COORS BREWING CO -B   COM           60871R209    943      27,500 SH         DEFINED       1,2          27,500
TARGET CORP                  COM           87612E106    946      27,500 SH         DEFINED       1,2          27,500
TAKE-TWO INTERACTIVE SOFTWRE COM           874054109    468      56,100 SH         DEFINED       1,2          56,100
UAL CORP                     COM           902549807    269      60,000 SH         DEFINED       1,2          60,000
WALGREEN CO                  COM           931422109    239       9,200 SH         DEFINED       1,2           9,200
WELLS FARGO & CO             COM           949746101  1,142      80,200 SH         DEFINED       1,2          80,200
WYNDHAM WORLDWIDE CORP       COM           98310W108    197      47,000 SH         DEFINED       1,2          47,000
AMAG PHARMACEUTICALS INC     COM           00163U106    167      15,000      CALL  DEFINED       1,2          15,000
AFFILIATED MANAGERS GROUP    COM           008252108    281      85,000      CALL  DEFINED       1,2          85,000
AMAZON.COM INC               COM           023135106    413      19,700      CALL  DEFINED       1,2          19,700
APACHE CORP                  COM           037411105    231      30,000      CALL  DEFINED       1,2          30,000
BOEING CO                    COM           097023105    340      80,000      CALL  DEFINED       1,2          80,000
BAIDU INC - SPON ADR         COM           056752108  1,087      28,500      CALL  DEFINED       1,2          28,500
BIOMARIN PHARMACEUTICAL INC  COM           09061G101     15     100,000      CALL  DEFINED       1,2         100,000
BRISTOL-MYERS SQUIBB CO      COM           110122108      9      20,500      CALL  DEFINED       1,2          20,500
CADENCE DESIGN SYS INC       COM           127387108     59     117,000      CALL  DEFINED       1,2         117,000
CELL GENESYS INC             COM           150921104      1      25,000      CALL  DEFINED       1,2          25,000
CHESAPEAKE ENERGY CORP       COM           165167107    126      48,000      CALL  DEFINED       1,2          48,000
COLGATE-PALMOLIVE CO         COM           194162103    124      32,500      CALL  DEFINED       1,2          32,500
CONSOL ENERGY INC            COM           20854P109      0         300      CALL  DEFINED       1,2             300
SALESFORCE.COM INC           COM           79466L302     89      40,000      CALL  DEFINED       1,2          40,000
CTRIP.COM INTERNATIONAL-ADR  COM           22943F100    210      40,000      CALL  DEFINED       1,2          40,000
CHEVRON CORP                 COM           166764100    328      80,000      CALL  DEFINED       1,2          80,000
ELAN CORP PLC -SPONS ADR     COM           284131208     10      50,000      CALL  DEFINED       1,2          50,000
FREEPORT-MCMORAN COPPER      COM           35671D857    203      45,000      CALL  DEFINED       1,2          45,000
FOCUS MEDIA HOLDING-ADR      COM           34415V109     17      93,100      CALL  DEFINED       1,2          93,100
FRONTLINE LTD                COM           G3682E127      3      21,300      CALL  DEFINED       1,2          21,300
GAP INC/THE                  COM           364760108    215     100,000      CALL  DEFINED       1,2         100,000
HASBRO INC                   COM           418056107    121      40,000      CALL  DEFINED       1,2          40,000
INTUIT INC                   COM           461202103    200      54,000      CALL  DEFINED       1,2          54,000
SUN MICROSYSTEMS INC         COM           866810203    165     282,100      CALL  DEFINED       1,2         282,100
COCA-COLA CO/THE             COM           191216100    533     130,000      CALL  DEFINED       1,2         130,000
KOHLS CORP                   COM           500255104    299      65,000      CALL  DEFINED       1,2          65,000
LABORATORY CRP OF AMER HLDGS COM           50540R409     62      21,000      CALL  DEFINED       1,2          21,000
NOBLE ENERGY INC             COM           655044105    202      15,500      CALL  DEFINED       1,2          15,500
ORACLE CORP                  COM           68389X105    500     125,000      CALL  DEFINED       1,2         125,000
OCCIDENTAL PETROLEUM CORP    COM           674599105     73      50,000      CALL  DEFINED       1,2          50,000
PROCTER & GAMBLE CO/THE      COM           742718109    137      70,000      CALL  DEFINED       1,2          70,000
QUALCOMM INC                 COM           747525103    267      60,000      CALL  DEFINED       1,2          60,000
RAMBUS INC                   COM           750917106    379     350,500      CALL  DEFINED       1,2         350,500
SCHWAB (CHARLES) CORP        COM           808513105    706     250,000      CALL  DEFINED       1,2         250,000
SCHLUMBERGER LTD             COM           806857108     57      13,000      CALL  DEFINED       1,2          13,000
SANDISK CORP                 COM           80004C101     10      60,000      CALL  DEFINED       1,2          60,000
STAPLES INC                  COM           855030102    205      70,000      CALL  DEFINED       1,2          70,000
TEXAS INSTRUMENTS INC        COM           882508104    107      60,000      CALL  DEFINED       1,2          60,000
US NATURAL GAS FUND LP       COM           912318102      2      75,000      CALL  DEFINED       1,2          75,000
UNITEDHEALTH GROUP INC       COM           91324P102    215      65,000      CALL  DEFINED       1,2          65,000
UNITED PARCEL SERVICE-CL B   COM           911312106    175      35,000      CALL  DEFINED       1,2          35,000
WALGREEN CO                  COM           931422109     28      20,000      CALL  DEFINED       1,2          20,000
WELLS FARGO & CO             COM           949746101    305     100,000      CALL  DEFINED       1,2         100,000
UNITED STATES STEEL CORP     COM           912909108    176     110,000      CALL  DEFINED       1,2         110,000
EXXON MOBIL CORP             COM           30231G102    679     101,000      CALL  DEFINED       1,2         101,000
YUM! BRANDS INC              COM           988498101     80      53,500      CALL  DEFINED       1,2          53,500
APPLE INC                    COM           037833100    145     107,800      PUT   DEFINED       1,2         107,800
AMERISOURCEBERGEN CORP       COM           03073E105    179      21,600      PUT   DEFINED       1,2          21,600
ABBOTT LABORATORIES          COM           002824100    382      42,000      PUT   DEFINED       1,2          42,000
AMERICAN INTERNATIONAL GROUP COM           026874107     57      50,000      PUT   DEFINED       1,2          50,000
AMAZON.COM INC               COM           023135106    430      39,400      PUT   DEFINED       1,2          39,400
ANADARKO PETROLEUM CORP      COM           032511107    334      51,000      PUT   DEFINED       1,2          51,000
AMERICAN EXPRESS CO          COM           025816109     43      50,000      PUT   DEFINED       1,2          50,000
BANK OF AMERICA CORP         COM           060505104  1,636     669,000      PUT   DEFINED       1,2         669,000
BRISTOL-MYERS SQUIBB CO      COM           110122108     33      83,000      PUT   DEFINED       1,2          83,000
CA INC                       COM           12673P105    169      76,800      PUT   DEFINED       1,2          76,800
CHESAPEAKE ENERGY CORP       COM           165167107    149      48,000      PUT   DEFINED       1,2          48,000
DATA DOMAIN INC              COM           23767P109    146      41,000      PUT   DEFINED       1,2          41,000
DANAHER CORP                 COM           235851102    177      38,900      PUT   DEFINED       1,2          38,900
ELAN CORP PLC -SPONS ADR     COM           284131208     54      50,000      PUT   DEFINED       1,2          50,000
FRONTLINE LTD                COM           G3682E127     60      10,000      PUT   DEFINED       1,2          10,000
SPDR GOLD TRUST              COM           78463V107     14      25,000      PUT   DEFINED       1,2          25,000
GOLDMAN SACHS GROUP INC      COM           38141G104     68      50,000      PUT   DEFINED       1,2          50,000
SUN MICROSYSTEMS INC         COM           866810203     67      45,000      PUT   DEFINED       1,2          45,000
KOHLS CORP                   COM           500255104     25      25,000      PUT   DEFINED       1,2          25,000
ALTRIA GROUP INC             COM           02209S103    515     279,800      PUT   DEFINED       1,2         279,800
MOSAIC CO/THE                COM           61945A107    281     192,000      PUT   DEFINED       1,2         192,000
MORGAN STANLEY               COM           617446448    275      55,000      PUT   DEFINED       1,2          55,000
NOBLE ENERGY INC             COM           655044105     65      15,000      PUT   DEFINED       1,2          15,000
ORACLE CORP                  COM           68389X105    178     167,600      PUT   DEFINED       1,2         167,600
OCCIDENTAL PETROLEUM CORP    COM           674599105    100      40,000      PUT   DEFINED       1,2          40,000
PULTE HOMES INC              COM           745867101    174      75,000      PUT   DEFINED       1,2          75,000
PRUDENTIAL FINANCIAL INC     COM           744320102    237      41,500      PUT   DEFINED       1,2          41,500
QUALCOMM INC                 COM           747525103    173      52,500      PUT   DEFINED       1,2          52,500
RAMBUS INC                   COM           750917106     18      40,000      PUT   DEFINED       1,2          40,000
SEPRACOR INC                 COM           817315104     17      17,500      PUT   DEFINED       1,2          17,500
SCHLUMBERGER LTD             COM           806857108    473      53,200      PUT   DEFINED       1,2          53,200
SUNCOR ENERGY INC            COM           867229106     78      50,000      PUT   DEFINED       1,2          50,000
AT&T INC                     COM           00206R102    540     175,600      PUT   DEFINED       1,2         175,600
MOLSON COORS BREWING CO -B   COM           60871R209    307      27,500      PUT   DEFINED       1,2          27,500
TORONTO-DOMINION BANK        COM           891160509     30      60,000      PUT   DEFINED       1,2          60,000
TARGET CORP                  COM           87612E106    356      75,000      PUT   DEFINED       1,2          75,000
TEXAS INSTRUMENTS INC        COM           882508104    177      60,000      PUT   DEFINED       1,2          60,000
UNITEDHEALTH GROUP INC       COM           91324P102    276      65,000      PUT   DEFINED       1,2          65,000
UNITED PARCEL SERVICE-CL B   COM           911312106    154      35,000      PUT   DEFINED       1,2          35,000
WALGREEN CO                  COM           931422109    126     120,000      PUT   DEFINED       1,2         120,000
WELLS FARGO & CO             COM           949746101    201     180,000      PUT   DEFINED       1,2         180,000
EXXON MOBIL CORP             COM           30231G102      4         500      PUT   DEFINED       1,2             500



Notes:

  (1) Information provided in Column 2 refers in each case to the underlying instrument.
  (2) Number of shares provided in Column 5 refers, in the case of options, to the number of shares underlying the options.
  (3) Voting authority in Column 8 refers, in the case of options, to the number of shares underlying the options. It should be noted that unexercised options, and exercised put options, confer no voting authority.